Taxation (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Income Tax Credit

	Year ended December 31,
	2022 £’000s	2021 £’000s	2020 £’000s
UK corporation tax R&D credit	1,296	—	2,822
Tax credit/(charge)	601	(1,516)	—

Total	1,897	(1,516)	2,822

Summary of Reconciliation to the Earnings Loss Per Income Statement
Reconciliation of effective tax rate

	Year ended December 31,
	2022 £’000s	2021 £’000s	2020 £’000s

(Loss)/profit on ordinary activities before income tax	(36,093)	14,241	(166,450)
Tax on profit at standard U.K rate of 19%	6,857	(2,706)	31,626
Expenses not deductible for income tax purposes (permanent differences)	(965)	(708)	(13,270)
Income not taxable	12	78	4
Temporary timing differences	—	(65)	—
R&D relief uplift	558	1,435	1,214
Losses (unrecognized)	(4,810)	(345)	(14,479)
Foreign tax	422	505	184
Differences in overseas tax rates	323	286	261
Derecognition of deferred tax	—	—	(2,686)
Effects of carryback loss relief	(649)	—	—
Adjustments in respect of prior years	612	—	—
Other	(463)	4	(32)

Tax credit/(charge) for the year	1,897	(1,516)	2,822

Summary of Deferred Tax
The analysis of unrecognized deferred tax is set out below:

	Year ended December 31,
	2022 £’000s	2021 £’000s	2020 £’000s
Losses	47,209	44,683	37,021
Loan relationships	443	73	421
U.S tax credits	12,206	10,557	9,880
R&D capitalization	3,001	—	—
Fixed assets	—	—	414
Share options	434	151	55
Other U.S deferred tax	—	31	86
Other	—	—	137
Temporary differences	51	56	18

Net deferred tax asset (unrecognized)	63,344	55,551	48,032

Summary of analysis of recognized deferred tax
The analysis of recognized deferred
tax
is set out below:

	At January 1, 2022	Recognized in income	At December 31, 2022
Deferred tax liabilities
Intangible asset and right-of-use asset	(20)	(156)	(176)
Deferred tax asset
Net operating losses and lease liability	20	156	176

Net deferred tax asset/(liability)	—	—	—